OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivables and Prepaid Expenses
	December 31,
	2017	2016

Prepaid expenses	$367	$407
Income receivable	95	95
Deposit	-	6
Others	44	20

	$506	$528